Vanguard Intermediate-Term Treasury Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 5-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	(0.86%)	1.62%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	(0.14%)	1.71%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.82%	(1.30%)	0.57%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.43%	(0.61%)	0.83%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	(0.04%)	1.82%